Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

Key management includes directors (executive and non-executive) and senior management. The compensation paid or payable to key management is disclosed in the table below.

Except as disclosed elsewhere in the consolidated financial statements, the Company had the following general and administrative costs with related parties during the years ended December 31, 2019, 2018 and 2017:

				Net balance receivable (payable)
	Years ended December 31,			as at December 31,
	2019	2018	2017	2019	2018

Key management compensation:
Executive salaries and remuneration (1)	$455	$490	$720	$-	$-
Severance	90	184	-	-	-
Directors fees	20	27	98	(2)	(7)
Share-based payments	101	118	351	-	-
	$666	$819	$1,169	$(2)	$(7)

Net office, sundry, rent and salary allocations recovered from (incurred to) company(ies) sharing certain common director(s) (2)	$4	$2	$(16)	$1	$1

(1) Includes key management compensation which is included in employee and director remuneration, mineral property interests, and corporate development.

(2) The companies include Endeavour Silver Corp. (“Endeavour”) and Aztec Minerals Corp. (“AzMin”), both companies sharing one common director, and AzMet.

The above transactions are incurred in the normal course of business. Note 7 for marketable securities held in Endeavour, AzMin and AzMet.